Diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ (29,811)	$ (19,619)	$ (24,462)
Less: recovery of fair value of liability classified awards	(153)	(433)	0
Diluted loss available to common shareholders	$ (29,964)	$ (20,052)	$ (24,462)
Weighted average number of common shares for basic loss per share	33,192,480	25,255,413	18,198,840
Plus: incremental shares from assumed exercise	35,444	62,783	0
Diluted weighted average number of common shares for diluted loss per share	33,227,924	25,318,196	18,198,840
Loss per share - diluted	$ (0.90)	$ (0.79)	$ (1.34)